Other income	12 Months Ended
Dec. 31, 2018
Other Income [Line Items]
Disclosure Of Other Operating Income Explanatory

Note 5 Other income

	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries[1]	(290)[2,3]	32	(96)
Net gains / (losses) from disposals of investments in associates	46[4]	0	0
Share of net profits of associates and joint ventures	529[5]	76	109
Impairments related to associates		(7)
Total	284	101	12
Financial assets measured at fair value through other comprehensive income
Net gains / (losses) from disposals	0	195	350
Impairments	0	(15)	(5)
Total	1	180	345
Net gains / (losses) from disposals of financial assets measured at amortized cost	0	14	(3)
Net income from properties (excluding net gains / (losses) from disposals)[6]	24	24	26
Net gains / (losses) from disposals of properties held for sale	40[3]	0	128
Other	79	191	156
Total other income	427	511	663
1 Includes foreign exchange gains / losses reclassified from other comprehensive income related to disposed foreign subsidiaries and branches. As a result of the change in presentation currency, foreign exchange gains / losses were restated. Refer to Note 1b for more information. 2 Includes a remeasurement loss of USD 270 million related to UBS Securities China. Refer to Note 32 for more information. 3 Includes a USD 25 million gain on sale of subsidiaries and a USD 31 million pre-tax gain on sale of real estate related to the sale of Widder Hotel. Refer to Note 32 for more information. 4 Reflects a net foreign currency translation gain related to UBS Securities China. Refer to Note 32 for more information. 5 Includes a USD 460 million valuation gain on our equity ownership in SIX related to the sale of SIX Payment Services to Worldline. Refer to Note 31b for more information. 6 Includes net rent received from third parties and net operating expenses.

UBS AG
Other Income [Line Items]
Disclosure Of Other Operating Income Explanatory

Note 5 Other income

	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries[1]	(292)[2,3]	32	(96)
Net gains / (losses) from disposals of investments in associates	46[4]	0	0
Share of net profits of associates and joint ventures	529[5]	76	109
Impairments related to associates		(7)
Total	283	101	12
Financial assets measured at fair value through other comprehensive income
Net gains / (losses) from disposals	0	195	350
Impairments	0	(15)	(5)
Total	1	180	345
Net gains / (losses) from disposals of financial assets measured at amortized cost	0	14	(3)
Net income from properties (excluding net gains / (losses) from disposals)[6]	24	24	26
Net gains / (losses) from disposals of properties held for sale	40[3]	0	128
Income from shared services provided to UBS Group AG or its subsidiaries[7]	478	395	48
Other	80	238	193
Total other income	905	952	749
1 Includes foreign exchange gains / losses reclassified from other comprehensive income related to disposed foreign subsidiaries and branches. As a result of the change in presentation currency, foreign exchange gains / losses were restated. Refer to Note 1b for more information. 2 Includes a remeasurement loss of USD 270 million related to UBS Securities China. Refer to Note 32 for more information. 3 Includes a USD 25 million gain on sale of subsidiaries and a USD 31 million pre-tax gain on sale of real estate related to the sale of Widder Hotel. Refer to Note 32 for more information. 4 Reflects a net foreign currency translation gain related to UBS Securities China. Refer to Note 32 for more information. 5 Includes a USD 460 million valuation gain on our equity ownership in SIX related to the sale of SIX Payment Services to Worldline. Refer to Note 31b for more information. 6 Includes net rent received from third parties and net operating expenses. 7 Relates to subsidiaries not in the UBS AG scope of consolidation. The increase in 2018 and 2017 compared with 2016 was mainly due to the transfer of shared services functions in Switzerland and the UK from UBS AG to UBS Business Solutions AG in the second quarter and fourth quarter of 2017, respectively. Refer to Note 32 for more information.